Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited)

December 31, 2020

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 30.29% of the Master Fund’s members’ capital at December 31, 2020. The registrant has included the Master Fund’s consolidated schedule, CIK: 001212030, of investments as of December 31, 2020, below. The Master Fund’s Consolidated Schedule of Investments was also filed on the NPORT with the Securities and Exchange Commission.

Investment Funds*	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**
Distressed
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	$5,126,878	$388,482	0.14%	(1)
Highland Crusader Fund, L.P. (a)(b)(c)	8/1/2005	112,527	139,294	0.05%	(1)
King Street Capital, L.P. (a)(b)	1/1/2003	80,679	224,752	0.08%	(2)
Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	7	10,116	0.01%	(2)

Total Distressed		5,320,091	762,644	0.28%

Event Driven
Canyon Balanced Fund Ltd.	1/1/2013	9,068,311	10,437,035	3.79%	Quarterly
Canyon Value Realization Fund Ltd.	12/1/2013	1,798,481	2,398,430	0.87%	Quarterly
Elliott International Ltd.	1/1/2013	11,385,975	20,394,620	7.40%	Quarterly
Magnetar Capital, L.P. (a)(b)	7/1/2007	40,602	47,210	0.02%	(2)
Pentwater Event Fund, Ltd.	7/1/2019	12,589,403	13,695,666	4.97%	Monthly
Perry International Inc. (a)	1/1/2013	178,284	156,005	0.06%	(2)

Total Event Driven		35,061,056	47,128,966	17.11%

Long and/or Short Equity
Atlas Enhanced Fund, Ltd.	9/1/2016	5,556,872	8,169,379	2.97%	Monthly
BlackRock European Hedge Fund Limited	9/1/2017	12,894,369	23,874,178	8.67%	Monthly
Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	2,704	1,768	0.00%	(2)
D1 Capital Partners Offshore L.P.	5/01/2020	8,000,000	12,058,736	4.38%	(3)
Dragon Billion Select Fund	10/1/2017	9,724,052	12,931,741	4.70%	Quarterly
MW Eureka Fund	4/1/2018	12,050,000	14,820,560	5.38%	Monthly
Redmile Capital Fund, L.P. (d)	5/1/2019	9,138,332	13,064,704	4.74%	Quarterly
Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	7,550,611	6,086,681	2.21%	Monthly
SEG Partners Offshore, Ltd.	3/1/2013	4,669,312	11,523,868	4.18%	Quarterly
Tiger Global, Ltd.	1/1/2020	11,100,000	15,308,420	5.56%	Annually
TPG Public Equity Partners-B, Ltd.	11/1/2019	14,137,683	13,490,975	4.90%	Quarterly

Total Long and/or Short Equity		94,823,935	131,331,010	47.69%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**
Macro/Commodities
Alphadyne Global Rates Fund II, Ltd.	2/1/2020	$11,242,500	$13,579,601	4.93%	Quarterly
Alphadyne International Fund, Ltd.	9/1/2019	1,212,500	1,547,222	0.56%	Quarterly
Element Capital Feeder Fund Ltd.	4/1/2012	7,416,873	21,216,892	7.71%	Quarterly
Rokos Global Macro Fund, Ltd.	4/1/2019	2,862,574	4,188,237	1.52%	Monthly
STM LCB LLC	4/1/2020	1,389,115	1,537,504	0.56%	(1)

Total Macro/Commodities		24,123,562	42,069,456	15.28%

Multi-Arbitrage
ExodusPoint Partners International Fund, Ltd.	7/1/2018	10,550,000	12,689,028	4.61%	Quarterly
LMR Fund Ltd.	12/1/2019	12,200,000	11,565,297	4.20%	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	5,872,079	11,089,550	4.02%	Quarterly
Multi-Arbitrage (continued)
Point72 Capital International, Ltd.	3/1/2020	9,471,786	10,900,251	3.96%	Quarterly
Sculptor Domestic Partners, L.P. (a)(b)	1/1/2003	—	73	0.00%	(2)
Stark Investments, L.P. (a)(b)	1/1/2003	335,643	297,596	0.11%	(4)
Stark Select Asset Fund LLC (a)(b)	1/1/2010	22,121	21,332	0.01%	(4)
Voleon Institutional Strategies International, Ltd.	4/1/2019	3,931,108	3,953,947	1.43%	Monthly
Voleon International Investors, Ltd.	4/1/2019	2,742,413	2,511,589	0.91%	Monthly

Total Multi-Arbitrage		45,125,150	53,028,663	19.25%

Total Investments in Investment Funds		$204,453,794	$274,320,739	99.61%

Short-Term Investments	Shares	Cost	Fair Value	% Members’ Capital
Money Market Fund
BlackRock Liquidity Funds T-Fund Institutional Shares (yield 0.00%) (e)	432,020	$432,020	$432,020	0.16%
Northern Institutional Treasury Portfolio Shares (yield 0.01%) (e)	144,007	144,007	144,007	0.05%

Total Investments in Short-Term Investments		$576,027	$576,027	0.21%

Total Investments		$205,029,821	$274,896,766	99.82%

Other Assets, Less Liabilities			490,987	0.18%

Members’ Capital			$275,387,753	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.41% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A -B (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 4.76% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of December 31, 2020.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(3)	The Investment Fund operates in a structure in which it will return all capital after a maximum two-year investment period.

(4)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
Asia	4.71%
Europe	8.70
Global	77.71
United States/Canada	8.88

Total	100.00%

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.43%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-5 years.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 3.65%** of the Investment Funds.

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 0.60%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited)

December 31, 2020

Portfolio Valuation

Pursuant to Grosvenor Registered Multi-Strategy Master Fund, LLC’s (the “Master Fund”)’s valuation policies, the Master Fund’s Board of Directors (the “Board”) has delegated to Grosvenor Capital Management, L.P., (the “Adviser”) the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of December 31, 2020, the Master Fund’s investments in side pockets or special liquidating vehicles represented 1.03% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of December 31, 2020, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Portfolio Valuation (continued)

Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Description			Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at December 31, 2020
Investment Funds
Distressed*	$		–	$	–	$139,294	$139,294

Total Investment Funds in fair value hierarchy			–		–	139,294	139,294

Investment Funds measured at NAV**			–		–	–	274,181,445
Total Investment Funds			–		–	139,294	274,320,739

Short-term Investments			576,027		–	–	576,027

Total Investments		$	576,027	$	–	$139,294	$274,896,766

*	Fair valued using a discount rate of 2.5% to the reported NAV, which takes into account considerations that are unique to such investment.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk.

Income Taxes

Tax Cost Basis

The tax cost of the Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2020

Income Taxes (continued)

As of December 31, 2020, the tax cost and unrealized appreciation (depreciation) of the Investments and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2020, were as follows:

	Investments	Sub-Fund
Tax Cost Basis of Investments	$198,336,149	$1,842,931
Gross Unrealized Appreciation	$78,188,553	$—
Gross Unrealized Depreciation	(3,334,586)	(270,847)

Net Unrealized Appreciation/(Depreciation)	$74,853,967	$(270,847)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.